UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JULY 31, 2014

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 20.8%
Hotels, Restaurants & Leisure - 5.8%
Bally Technologies Inc.	13,744	$826,977	*
Buffalo Wild Wings Inc.	4,825	701,169	*
Starwood Hotels & Resorts Worldwide Inc.	12,655	972,410
Wynn Resorts Ltd.	4,363	930,192

Total Hotels, Restaurants & Leisure		3,430,748

Leisure Products - 2.5%
Polaris Industries Inc.	10,154	1,498,121

Specialty Retail - 11.8%
Advance Auto Parts Inc.	7,309	885,193
CarMax Inc.	12,330	601,827	*
Hibbett Sports Inc.	16,775	837,240	*
Ross Stores Inc.	21,182	1,364,121
Signet Jewelers Ltd.	13,572	1,381,494
Tractor Supply Co.	19,220	1,194,907
Urban Outfitters Inc.	19,831	708,562	*

Total Specialty Retail		6,973,344

Textiles, Apparel & Luxury Goods - 0.7%
Michael Kors Holdings Ltd.	5,490	447,325	*

TOTAL CONSUMER DISCRETIONARY		12,349,538

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	16,243	1,074,799

ENERGY - 6.1%
Energy Equipment & Services - 5.0%
Cameron International Corp.	15,193	1,077,336	*
Oceaneering International Inc.	18,478	1,254,841
Oil States International Inc.	10,390	636,803	*

Total Energy Equipment & Services		2,968,980

Oil, Gas & Consumable Fuels - 1.1%
Stone Energy Corp.	16,753	637,451	*

TOTAL ENERGY		3,606,431

FINANCIALS - 7.4%
Banks - 1.8%
Signature Bank	9,044	1,034,543	*

Capital Markets - 3.4%
Affiliated Managers Group Inc.	6,159	1,227,181	*
Lazard Ltd., Class A Shares	15,384	804,583

Total Capital Markets		2,031,764

Real Estate Management & Development - 2.2%
Jones Lang LaSalle Inc.	10,449	1,292,542

TOTAL FINANCIALS		4,358,849

HEALTH CARE - 15.1%
Biotechnology - 6.8%
Alexion Pharmaceuticals Inc.	6,410	1,019,126	*
Alkermes PLC	24,506	1,047,876	*
BioMarin Pharmaceutical Inc.	18,251	1,128,277	*
Regeneron Pharmaceuticals Inc.	2,658	840,513	*

Total Biotechnology		4,035,792

Health Care Providers & Services - 2.3%
Mednax Inc.	23,028	1,362,797	*

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 6.0%
Agilent Technologies Inc.	18,937	$1,062,177
Mettler-Toledo International Inc.	4,820	1,239,415	*
Parexel International Corp.	23,620	1,265,087	*

Total Life Sciences Tools & Services		3,566,679

TOTAL HEALTH CARE		8,965,268

INDUSTRIALS - 17.2%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide Inc.	11,974	807,766

Commercial Services & Supplies - 0.9%
Civeo Corp.	20,760	527,304	*

Construction & Engineering - 1.4%
Quanta Services Inc.	24,624	824,658	*

Electrical Equipment - 2.1%
Rockwell Automation Inc.	11,207	1,251,374

Machinery - 4.8%
IDEX Corp.	18,197	1,379,697
Joy Global Inc.	11,802	699,386
WABCO Holdings Inc.	7,729	753,423	*

Total Machinery		2,832,506

Professional Services - 2.2%
Towers Watson & Co., Class A Shares	12,928	1,318,914

Trading Companies & Distributors - 4.4%
MSC Industrial Direct Co. Inc., Class A Shares	14,212	1,212,142
United Rentals Inc.	13,388	1,417,789	*

Total Trading Companies & Distributors		2,629,931

TOTAL INDUSTRIALS		10,192,453

INFORMATION TECHNOLOGY - 20.8%
Electronic Equipment, Instruments & Components - 4.5%
FEI Co.	16,312	1,249,499
IPG Photonics Corp.	21,156	1,424,857	*

Total Electronic Equipment, Instruments & Components		2,674,356

Internet Software & Services - 2.0%
GrubHub Inc.	10,805	392,113	*
MercadoLibre Inc.	8,405	777,463

Total Internet Software & Services		1,169,576

IT Services - 2.5%
Alliance Data Systems Corp.	5,708	1,497,151	*

Software - 11.8%
Check Point Software Technologies Ltd.	15,474	1,050,220	*
Citrix Systems Inc.	24,014	1,626,468	*
CommVault Systems Inc.	14,904	715,690	*
FireEye Inc.	3,626	128,723	*
Fortinet Inc.	65,283	1,602,698	*
Solarwinds Inc.	20,544	845,180	*
Workday Inc., Class A Shares	12,609	1,057,139	*

Total Software		7,026,118

TOTAL INFORMATION TECHNOLOGY		12,367,201

MATERIALS - 2.6%
Chemicals - 1.2%
Rockwood Holdings Inc.	8,773	692,541

Construction Materials - 1.4%
Martin Marietta Materials Inc.	6,850	850,975

TOTAL MATERIALS		1,543,516

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.7%
Wireless Telecommunication Services - 2.7%
SBA Communications Corp., Class A Shares			14,681	$1,569,839	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $48,094,380)				56,027,894

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $1,576,924; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $1,608,460)	0.050%	8/1/14	$1,576,922	1,576,922

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $575,080; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market Value - $592,331)	0.090%	8/1/14	575,078	575,078

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,152,000)				2,152,000

TOTAL INVESTMENTS - 98.1% (Cost - $50,246,380#)				58,179,894
Other Assets in Excess of Liabilities - 1.9%				1,146,881

TOTAL NET ASSETS - 100.0%				$59,326,775

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$56,027,894	—	—	$56,027,894
Short-term investments†	—	$2,152,000	—	2,152,000

Total investments	$56,027,894	$2,152,000	—	$58,179,894

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,772,191
Gross unrealized depreciation	(838,677)

Net unrealized appreciation	$7,933,514

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2014